Revenue Recognition - Schedule of Trading Gain (Loss) Breakdown (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Trading Gain (Loss) Breakdown [Abstract]
CFD trading gains/(losses)	$ 299,561	$ 8,128,247
TRS trading gains/(losses)	430,823	312,327
OTC stock option trading gains/(losses)	4,389,223	(772,841)
Other trading gains/(losses)	6,382	151,086
Total	5,125,989	7,818,819
Trading income	$ 5,125,989	$ 7,818,819